UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
Schedule of Investments in Securities
June 30, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 70.0%

Media Content and Distribution — 19.1%

Newspaper, Television, Radio and Content — 10.0%
Liberty Media Corp. - A*	24,600,000	$250,674,000
The Washington Post Co. CL B	172,000	143,625,160
Cumulus Media, Inc. - CL A*	400,000	4,712,000

		399,011,160
Cable Television — 9.1%
Comcast Corp. - Special CL A*	7,500,000	224,625,000
Liberty Global, Inc. - A*	2,100,000	98,007,000
Insight Communications Co.*	3,533,000	39,039,650
Adelphia Communications Corp. CL A* #	9,893,000	989,300

		362,660,950

		761,672,110
Mortgage Services — 15.5%

Originating and Investing — 8.0%
Countrywide Financial Corp.	5,198,000	200,694,780
Redwood Trust, Inc.†	2,000,000	103,200,000
Newcastle Investment Corp.	300,000	9,045,000
Bimini Mortgage Management, Inc.	400,000	5,640,000

		318,579,780
Government Agency — 7.5%
Fannie Mae	3,300,000	192,720,000
Freddie Mac	1,600,000	104,368,000

		297,088,000

		615,667,780
Banking and Insurance — 12.1%

Insurance — 8.5%
Berkshire Hathaway, Inc. CL B*	67,000	186,494,500
Berkshire Hathaway, Inc. CL A*	1,000	83,500,000
American International Group, Inc.	1,200,000	69,720,000

		339,714,500
Banking — 3.6%
Washington Mutual, Inc.	2,340,000	95,214,600
U.S. Bancorp	1,200,000	35,040,000
Hudson City Bancorp, Inc.	1,000,000	11,410,000

		141,664,600

		481,379,100

VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Consumer Products and Services — 7.2%

Retailing — 6.7%
IAC/InterActiveCorp* (a)	5,400,000	$129,870,000
Wal-Mart Stores, Inc.	2,600,000	125,320,000
Costco Wholesale Corp.(a)	300,000	13,446,000

		268,636,000
Consumer Goods — 0.5%
Molson Coors Brewing Co. - B	300,000	18,600,000

		287,236,000

Gaming, Lodging and Leisure — 5.9%

Host Marriott Corp.	6,880,000	120,400,000
Harrah’s Entertainment, Inc.	1,260,000	90,808,200
Six Flags, Inc.* †	5,150,000	23,947,500

		235,155,700

Telecommunications — 4.3%

Telephone and Data Systems, Inc.	1,460,000	59,582,600
Telephone and Data Systems, Inc. - Special	1,460,000	55,976,400
Qwest Communications International, Inc.*	14,731,000	54,652,010

		170,211,010

Healthcare — 2.6%

Suppliers and Distributors — 1.9%
Cardinal Health, Inc.(a)	1,200,000	69,096,000
Omnicare, Inc.	150,000	6,364,500

		75,460,500
Managed Care — 0.7%
UnitedHealth Group, Inc.	300,000	15,642,000
WellPoint, Inc.*	180,000	12,535,200

		28,177,200

		103,637,700
Diversified Industries — 1.8%

Tyco International Ltd.	2,500,000	73,000,000

VALUE FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Real Estate — 1.1%

Property Ownership and Management — 0.7%
CBRE Realty Finance, Inc. # †	1,350,000	$20,250,000
Capital Automotive REIT	150,000	5,725,500

		25,975,500
Construction and Development — 0.4%
Forest City Enterprises, Inc. CL A	250,000	17,750,000

		43,725,500

Commercial Services — 0.2%

First Data Corp.	200,000	8,028,000
Intelligent Systems Corp.*	32,835	65,998

		8,093,998

Financial Services — 0.2%

Janus Capital Group, Inc.	500,000	7,520,000

Total Common Stocks (Cost $2,169,858,647)		2,787,298,898

GOVERNMENT AGENCY SECURITIES — 0.1%

Federal Home Loan Bank 6.04% 9/08/05	$3,000,000	3,014,544
Federal Home Loan Bank 6.44% 11/28/05	1,000,000	1,012,224

Total Government Agency Securities (Cost $4,000,078)		4,026,768

SHORT-TERM SECURITIES — 30.0%

Wells Fargo Advantage Government Money Market Fund 3.0%(c)	57,958,403	57,958,403
Milestone Treasury Obligations Portfolio 2.9%(c)	42,579,541	42,579,541
Federal Home Loan Bank Discount Note 3.113% due 7/29/05(b)	$25,000,000	24,938,450
U.S. Treasury Bills, 2.735% to 3.055%, due 7/07/05 to 9/29/05(b)	1,073,000,000	1,068,070,905

Total Short-Term Securities (Cost $1,193,635,030)		1,193,547,299

Total Investments in Securities (Cost $3,367,493,755)		3,984,872,965
Covered Call Options Written — 0.0%		(1,977,500)
Other Liabilities in Excess of Other Assets — (0.1.%)		(3,452,394)

Net Assets — 100%		$3,979,443,071

Net Asset Value Per Share		$36.54

VALUE FUND
Schedule of Investments in Securities, Continued

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Cardinal Health, Inc.	January 2006 / $60	300,000	$(930,000)
Costco Wholesale Corp.	October 2005 / $45	300,000	(667,500)
IAC/InterActiveCorp	October 2005 / $25	200,000	(230,000)
IAC/InterActiveCorp	October 2005 / $27.50	400,000	(150,000)

Total Call Options Written (premiums received $3,304,188)			$(1,977,500)

*	Non-income producing
†	Non-controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged as collateral on outstanding written options.
(b)	Interest rates presented for Treasury bills and discount notes represent the yield to maturity at the date of purchase.
(c)	Rate presented represents the annualized 7-day yield at June 30, 2005.

HICKORY FUND
Schedule of Investments in Securities
June 30, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 93.6%

Mortgage Services — 20.4%

Originating and Investing — 13.7%
Countrywide Financial Corp.	550,000	$21,235,500
Redwood Trust, Inc.	360,000	18,576,000
Newcastle Investment Corp.	140,000	4,221,000
Bimini Mortgage Management, Inc.	250,000	3,525,000

		47,557,500
Government Agency — 6.7%
Fannie Mae	400,000	23,360,000

		70,917,500

Media Content and Distribution — 18.5%

Newspaper, Television, Radio and Content — 9.9%
Liberty Media Corp. - A*	2,200,000	22,418,000
Cumulus Media, Inc. - CL A*	1,000,000	11,780,000

		34,198,000
Cable Television — 8.6%
Comcast Corp. - Special CL A*	500,000	14,975,000
Liberty Global, Inc. - A*	260,000	12,134,200
Insight Communications Co.*	250,000	2,762,500

		29,871,700

		64,069,700
Consumer Products and Services — 17.3%

Retailing— 14.1%
Cabela’s, Inc. CL A* #	660,600	14,110,416
Cabela’s, Inc. CL A*	25,000	534,000
Wal-Mart Stores, Inc.	300,000	14,460,000
IAC/InterActiveCorp* (a)	600,000	14,430,000
AutoZone, Inc.*	60,000	5,547,600

		49,082,016
Education — 3.2%
ITT Educational Services, Inc.*	135,000	7,211,700
Corinthian Colleges, Inc.* (a)	300,000	3,831,000

		11,042,700

		60,124,716

HICKORY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Banking and Insurance — 10.5%

Insurance — 7.2%
Berkshire Hathaway, Inc. CL A*	300	$25,050,000

Banking — 3.3%
Hudson City Bancorp, Inc.	1,000,000	11,410,000

		36,460,000

Telecommunications — 7.8%

Leap Wireless International, Inc.*	311,000	8,630,250
Qwest Communications International, Inc.*	2,261,000	8,388,310
Telephone and Data Systems, Inc.	100,000	4,081,000
Telephone and Data Systems, Inc. - Special	100,000	3,834,000
Lynch Interactive Corp.*	100,000	2,245,000

		27,178,560

Healthcare — 5.4%

Suppliers and Distributors — 3.5%
Omnicare, Inc.	150,000	6,364,500
Cardinal Health, Inc.(a)	100,000	5,758,000

		12,122,500
Providers — 1.9%
Pediatrix Medical Group, Inc.*	89,000	6,545,060

		18,667,560

Commercial Services — 4.1%

Coinstar, Inc.*	373,575	8,476,417
Iron Mountain, Inc.*	180,000	5,583,600

		14,060,017

Diversified Industries —3.4%

Tyco International Ltd.	400,000	11,680,000

HICKORY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Gaming, Lodging and Leisure — 3.0%

Host Marriott Corp.	400,000	$7,000,000
Six Flags, Inc.*	700,000	3,255,000

		10,255,000

Real Estate - Property Ownership and Management — 1.9%

CBRE Realty Finance, Inc.#	450,000	6,750,000

Financial Services — 1.3%

Janus Capital Group, Inc.	300,000	4,512,000

Total Common Stocks (Cost $290,892,665)		324,675,053

SHORT-TERM SECURITIES — 6.6%

Wells Fargo Advantage Government Money Market Fund 3.0%(b) (Cost $22,859,180)	22,859,180	22,859,180

Total Investments in Securities (Cost $313,751,845)		347,534,233
Options Written — (0.2%)		(681,925)
Other Assets Less Other Liabilities — 0.0%		92,162

Net Assets — 100%		$346,944,470

Net Asset Value Per Share		$32.96

HICKORY FUND
Schedule of Investments in Securities, Continued

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

Cardinal Health, Inc.	January 2006 / $60	100,000	$(310,000)
Corinthian Colleges, Inc.	November 2005 / $15	175,600	(105,360)
IAC/InterActiveCorp	October 2005 / $25	35,000	(40,250)
IAC/InterActiveCorp	October 2005 / $27.50	65,000	(24,375)

			(479,985)

Put Options

Corinthian Colleges, Inc.	November 2005 / $12.50	175,600	(201,940)

Total Options Written (premiums received $1,019,885)			$(681,925)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged as collateral on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2005.

PARTNERS VALUE FUND
Schedule of Investments in Securities
June 30, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 76.6%

Media Content and Distribution — 19.8%

Newspaper, Television, Radio and Content — 10.8%
Liberty Media Corp. - A*	16,300,000	$166,097,000
The Washington Post Co. CL B	125,000	104,378,750
Daily Journal Corp.* †	116,000	4,413,800

		274,889,550
Cable Television — 9.0%
Comcast Corp. - Special CL A*	4,500,000	134,775,000
Liberty Global, Inc. - A*	1,320,000	61,604,400
Insight Communications Co.*	2,834,439	31,320,551
Adelphia Communications Corp. CL A* #	6,494,000	649,400

		228,349,351

		503,238,901
Banking and Insurance — 14.7%

Insurance — 9.1%
Berkshire Hathaway, Inc. CL B*	34,000	94,639,000
Berkshire Hathaway, Inc. CL A*	1,100	91,850,000
American International Group, Inc.	800,000	46,480,000

		232,969,000
Banking — 5.6%
Washington Mutual, Inc.	1,800,000	73,242,000
U.S. Bancorp	1,100,000	32,120,000
North Fork Bancorporation, Inc.	900,000	25,281,000
Hudson City Bancorp, Inc.	1,000,000	11,410,000

		142,053,000

		375,022,000
Mortgage Services — 14.5%

Government Agency — 7.4%
Fannie Mae	2,100,000	122,640,000
Freddie Mac	1,000,000	65,230,000

		187,870,000

Originating and Investing — 7.1%
Countrywide Financial Corp.	3,302,000	127,490,220
Redwood Trust, Inc.	1,050,000	54,180,000

		181,670,220

		369,540,220

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Gaming, Lodging and Leisure — 8.7%

Host Marriott Corp.	5,020,000	$87,850,000
Harrah’s Entertainment, Inc.(a)	1,180,000	85,042,600
Hilton Hotels Corp.	1,350,000	32,197,500
Six Flags, Inc.*	3,700,000	17,205,000

		222,295,100

Consumer Products and Services — 7.8%

Retailing — 7.3%
Wal-Mart Stores, Inc.	1,800,000	86,760,000
IAC/InterActiveCorp* (a)	3,600,000	86,580,000
Costco Wholesale Corp.(a)	200,000	8,964,000
Cabela’s, Inc. CL A*	200,000	4,272,000

		186,576,000
Consumer Goods — 0.5%
Molson Coors Brewing Co. - B	200,000	12,400,000

		198,976,000

Telecommunications — 4.5%

Telephone and Data Systems, Inc.	1,020,000	41,626,200
Telephone and Data Systems, Inc. - Special	1,020,000	39,106,800
Qwest Communications International, Inc.*	9,121,000	33,838,910

		114,571,910

Healthcare — 3.5%

Suppliers and Distributors — 2.0%
Cardinal Health, Inc.(a)	800,000	46,064,000
Omnicare, Inc.	100,000	4,243,000

		50,307,000
Providers — 0.8%
Laboratory Corporation of America Holdings*	400,000	19,960,000

Managed Care — 0.7%
UnitedHealth Group, Inc.	200,000	10,428,000
WellPoint, Inc.*	120,000	8,356,800

		18,784,800

		89,051,800

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Diversified Industries — 1.7%

Tyco International Ltd.	1,500,000	$43,800,000

Real Estate — Construction and Development — 1.0%

Forest City Enterprises, Inc. CL A	360,000	25,560,000

Financial Services — 0.2%

Janus Capital Group, Inc.	300,000	4,512,000

Commercial Services — 0.2%

First Data Corp.	100,000	4,014,000
Intelligent Systems Corp.*	130,409	262,122

		4,276,122

Total Common Stocks (Cost $1,460,652,639)		1,950,844,053

GOVERNMENT AGENCY SECURITIES — 0.1%

Federal Home Loan Bank 6.44% 11/28/05 (Cost $2,500,195)	$2,500,000	2,530,560

SHORT-TERM SECURITIES — 23.6%

Wells Fargo Advantage Government Money Market Fund 3.0%(c)	35,821,110	35,821,110
Milestone Treasury Obligations Portfolio 2.9%(c)	42,659,401	42,659,401
Federal Home Loan Bank Discount Note 3.113% 7/29/05(b)	$20,000,000	19,950,760
U.S. Treasury Bills, 2.735% to 3.055%, due 7/07/05 to 9/29/05(b)	505,500,000	502,980,623

Total Short-Term Securities (Cost $601,440,119)		601,411,894

Total Investments in Securities (Cost $2,064,592,953)		2,554,786,507
Covered Call Options Written — (0.1%)		(2,435,750)
Other Liabilities in Excess of Other Assets— (0.2%)		(6,167,041)

Net Assets — 100%		$2,546,183,716

Net Asset Value Per Share		$23.33

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Cardinal Health, Inc.	January 2006 / $60	200,000	$(620,000)
Costco Wholesale Corp.	October 2005 / $45	200,000	(445,000)
Harrah’s Entertainment, Inc.	November 2005 / $70	200,000	(1,120,000)
IAC/InterActiveCorp	October 2005 / $25	130,000	(149,500)
IAC/InterActiveCorp	October 2005 / $27.50	270,000	(101,250)

Total Call Options Written (premiums received $3,283,909)			$(2,435,750)

*	Non-income producing
†	Non-controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged as collateral on outstanding written options.
(b)	Interest rates presented for Treasury bills and discount notes represent the yield to maturity at the date of purchase.
(c)	Rate presented represents the annualized 7-day yield at June 30, 2005.

BALANCED FUND
Schedule of Investments in Securities
June 30, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 49.3%

Consumer Products and Services — 12.8%

Retailing — 7.0%
Wal-Mart Stores, Inc.	25,000	$1,205,000
IAC/InterActiveCorp*	50,000	1,202,500
Cabela’s, Inc. CL A*	45,320	968,035
Cabela’s, Inc. CL A* #	14,680	313,565
AutoZone, Inc.*	5,500	508,530

		4,197,630

Consumer Goods — 3.5%
Molson Coors Brewing Co. - B	17,000	1,054,000
Mohawk Industries, Inc.*	7,000	577,500
Diageo PLC - Sponsored ADR	7,500	444,750

		2,076,250

Education — 2.3%
ITT Educational Services, Inc.*	15,000	801,300
Corinthian Colleges, Inc.*	44,000	561,880

		1,363,180

		7,637,060

Media Content and Distribution — 8.6%

Newspaper, Television, Radio and Content — 5.0%
Liberty Media Corp. - A*	150,000	1,528,500
Cumulus Media, Inc. - CL A*	75,000	883,500
The Washington Post Co. CL B	700	584,521

		2,996,521

Cable Television — 3.6%
Comcast Corp. - Special CL A*	44,000	1,317,800
Liberty Global, Inc. - A*	17,500	816,725

		2,134,525

		5,131,046

Banking and Insurance — 8.5%

Banking — 5.3%
Hudson City Bancorp, Inc.	150,000	1,711,500
Wells Fargo & Co.	9,000	554,220
Washington Mutual, Inc.	13,000	528,970
U.S. Bancorp	14,000	408,800

		3,203,490

BALANCED FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Insurance — 3.2%
Berkshire Hathaway, Inc. CL B*	680	$1,892,780

		5,096,270

Mortgage Services — 7.7%

Originating and Investing — 4.4%
Countrywide Financial Corp.	47,500	1,833,975
Redwood Trust, Inc.	15,000	774,000

		2,607,975

Government Agency — 3.3%
Fannie Mae	22,000	1,284,800
Freddie Mac	11,000	717,530

		2,002,330

		4,610,305

Healthcare — 5.5%

Managed Care — 2.4%
UnitedHealth Group, Inc.	14,000	729,960
WellPoint, Inc.*	10,000	696,400

		1,426,360

Providers — 2.1%
Pediatrix Medical Group, Inc.*	9,500	698,630
Laboratory Corporation of America Holdings*	11,500	573,850

		1,272,480

Suppliers and Distributors — 1.0%
Omnicare, Inc.	14,500	615,235

		3,314,075

Commercial Services — 3.9%

Coinstar, Inc.*	44,000	998,360
First Data Corp.	17,000	682,380
Iron Mountain, Inc.*	20,000	620,400

		2,301,140

Gaming, Lodging and Leisure — 1.4%

Harrah’s Entertainment, Inc.	11,470	826,643

BALANCED FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Telecommunications — 0.9%

Telephone and Data Systems, Inc.	7,000	$285,670
Telephone and Data Systems, Inc. - Special	7,000	268,380

		554,050

Total Common Stocks (Cost $26,495,101)		29,470,589

CORPORATE BONDS — 2.0%

Telephone and Data Systems, Inc. 7.0% 8/01/06	$500,000	511,870
Liberty Media Corp. 3.5% 9/25/06	125,000	123,352
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	298,227
Harrah’s Operating Co., Inc. 5.375% 12/15/13	250,000	254,060

Total Corporate Bonds (Cost $1,187,993)		1,187,509

MORTGAGE-BACKED SECURITIES — 1.8%

Federal Agency CMO and REMIC — 1.8%

Freddie Mac 6.0% 4/15/27 (Estimated Average Life 0.4 years)	68,106	68,255
Fannie Mae 4.25% 6/25/33 (Estimated Average Life 0.9 years)	266,637	266,358
Freddie Mac 4.5% 1/15/10 (Estimated Average Life 4.4 years)	750,000	754,925

Total Mortgage-Backed Securities (Cost $1,097,731)		1,089,538

U.S. TREASURY AND GOVERNMENT AGENCY — 16.7%

U.S. Treasury — 12.1%

U.S. Treasury Note 1.625% 9/30/05	300,000	298,957
U.S. Treasury Note 3.5% 11/15/06	300,000	299,754
U.S. Treasury Note 3.75% 3/31/07	500,000	500,918
U.S. Treasury Note 3.0% 11/15/07	300,000	295,735
U.S. Treasury Note 3.375% 2/15/08	1,250,000	1,241,309
U.S. Treasury Note 3.125% 10/15/08	300,000	294,855
U.S. Treasury Note 3.0% 2/15/09	400,000	390,782
U.S. Treasury Note 2.625% 3/15/09	500,000	481,934
U.S. Treasury Note 3.625% 7/15/09	500,000	498,496
U.S. Treasury Note 6.5% 2/15/10	400,000	446,516
U.S. Treasury Note 4.0% 3/15/10	1,000,000	1,011,211

BALANCED FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

U.S. Treasury — 12.1% (continued)

U.S. Treasury Note 5.0% 2/15/11	$400,000	$425,110
U.S. Treasury Note 5.0% 8/15/11	500,000	533,223
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	526,470	542,449

		7,261,249
Government Agency Securities — 4.6%

Fannie Mae 3.25% 12/21/07(a)	400,000	399,292
Federal Home Loan Bank 4.125% 3/20/08	500,000	500,465
Federal Home Loan Bank 3.55% 4/15/08	500,000	496,092
Freddie Mac 4.0% 4/28/09	240,000	239,887
Fannie Mae 4.01% 10/21/09	400,000	399,602
Federal Home Loan Bank 4.16% 12/08/09	400,000	398,920
Fannie Mae 5.5% 7/18/12	300,000	300,299

		2,734,557

Total U.S. Treasury and Government Agency (Cost $9,957,572)		9,995,806

SHORT-TERM SECURITIES — 30.1%

Wells Fargo Advantage Government Money Market Fund 3.0%(c)	520,719	520,719
U.S. Treasury Bills, 2.735% to 3.055%, due 7/07/05 to 9/01/05(b)	$17,500,000	17,452,187

Total Short-Term Securities (Cost $17,973,551)		17,972,906

Total Investments in Securities (Cost $56,711,948)		59,716,348
Other Assets Less Other Liabilities — 0.1%		72,864

Net Assets — 100%		$59,789,212

Net Asset Value Per Share		$11.32

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate disclosed represents rate as of June 30, 2005.
(b)	Interest rates presented for Treasury bills represent the yield to maturity at the date of purchase.
(c)	Rate presented represents the annualized 7-day yield at June 30, 2005.

FIXED INCOME FUND
Schedule of Investments in Securities
June 30, 2005
(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 5.3%

Century Communications Sr. Notes 9.5% 3/01/05*	$750,000	$776,250
General Motors Acceptance Corp. Debs. 6.625% 10/15/05	600,000	602,911
Telephone & Data Systems, Inc. 7.0% 8/01/06	985,000	1,008,384
Cox Communications, Inc. 7.75% 8/15/06	1,000,000	1,032,876
Liberty Media Corp. 3.5% 9/25/06	850,000	838,794
Hilton Hotels Corp. Sr. Notes 7.95% 4/15/07	1,000,000	1,057,449
HMH Properties, Inc. 7.875% 8/01/08	56,000	57,120
Liberty Media Corp. 7.875% 7/15/09	500,000	534,047
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	372,784
Countrywide Home Loans, Inc. 4.0% 3/22/11	1,000,000	965,638
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	1,002,464
Harrah’s Operating Co., Inc. 5.375% 12/15/13	750,000	762,179

Total Corporate Bonds (Cost $8,833,010)		9,010,896

MORTGAGE-BACKED SECURITIES — 21.4%

Federal Agency CMO and REMIC — 18.2%

Freddie Mac 3.5% 9/15/10 (Estimated Average Life 0.1 years)	99,152	99,079
Freddie Mac 5.5% 3/15/14 (Estimated Average Life 0.2 years)	281,357	281,610
Freddie Mac 6.0% 4/15/27 (Estimated Average Life 0.4 years)	510,794	511,910
Fannie Mae 5.5% 12/25/26 (Estimated Average Life 0.7 years)	1,485,333	1,494,962
Fannie Mae 4.25% 6/25/33 (Estimated Average Life 0.9 years)	1,125,210	1,124,032
Fannie Mae 5.0% 9/25/27 (Estimated Average Life 1.1 years)	2,000,000	2,010,668
Freddie Mac 5.5% 2/15/16 (Estimated Average Life 1.4 years)	2,500,000	2,544,950
Fannie Mae 6.0% 5/25/31 (Estimated Average Life 1.5 years)	3,531,159	3,591,339
Fannie Mae 5.0% 3/25/15 (Estimated Average Life 1.6 years)	1,000,000	1,010,154
Fannie Mae 3.5% 10/25/13 (Estimated Average Life 2.1 years)	2,150,000	2,122,305
Freddie Mac 4.0% 5/15/19 (Estimated Average Life 2.6 years)	3,459,471	3,435,779
Fannie Mae 4.0% 11/25/13 (Estimated Average Life 2.9 years)	2,000,000	2,005,046
Freddie Mac 5.5% 4/15/24 (Estimated Average Life 3.0 years)	2,000,000	2,047,549
Fannie Mae 4.5% 10/25/17 (Estimated Average Life 3.2 years)	1,409,416	1,409,354
Freddie Mac 4.5% 1/15/10 (Estimated Average Life 4.4 years)	4,250,000	4,277,907
Fannie Mae 4.5% 4/25/17 (Estimated Average Life 5.1 years)	3,000,000	3,011,572

		30,978,216

FIXED INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal Agency Mortgage Pass-Through — 3.2%

Fannie Mae 4.0% 8/01/13 (Estimated Average Life 3.2 years)	$1,074,297	$1,069,448
Fannie Mae 6.5% 6/01/18 (Estimated Average Life 3.2 years)	70,961	73,896
Fannie Mae 4.5% 6/01/14 (Estimated Average Life 3.5 years)	1,354,481	1,360,514
Freddie Mac 5.0% 6/01/18 (Estimated Average Life 3.9 years)	664,187	672,384
Fannie Mae 5.0% 10/01/18 (Estimated Average Life 4.0 years)	2,191,259	2,218,210

		5,394,452

Total Mortgage-Backed Securities (Cost $36,613,721)		36,372,668

TAXABLE MUNICIPAL BONDS — 1.5%

Baltimore, Maryland 7.25% 10/15/05	325,000	328,523
Topeka, Kansas 4.5% 8/15/09	1,135,000	1,154,965
Stratford, Connecticut 6.55% 2/15/13	500,000	553,880
King County, Washington 8.12% 12/01/16	500,000	556,545

Total Taxable Municipal Bonds (Cost $2,537,427)		2,593,913

U.S. TREASURY AND GOVERNMENT AGENCY — 42.1%

U.S. Treasury — 18.4%

U.S. Treasury Note 3.75% 3/31/07	3,000,000	3,005,508
U.S. Treasury Note 3.5% 5/31/07	3,000,000	2,991,798
U.S. Treasury Note 3.375% 2/15/08	3,000,000	2,979,141
U.S. Treasury Note 3.0% 2/15/09	5,000,000	4,884,770
U.S. Treasury Note 2.625% 3/15/09	3,000,000	2,891,604
U.S. Treasury Note 3.625% 7/15/09	3,000,000	2,990,979
U.S. Treasury Note 4.0% 3/15/10	6,000,000	6,067,266
U.S. Treasury Note 5.0% 8/15/11	3,000,000	3,199,338
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	2,105,880	2,169,798

		31,180,202

Government Agency — 23.7%

Federal Home Loan Bank 6.04% 9/08/05	2,000,000	2,009,696
Federal Home Loan Bank 6.44% 11/28/05	500,000	506,112
Federal Home Loan Bank 2.45% 3/23/07	2,000,000	1,955,722
Fannie Mae 3.25% 12/21/07(a)	2,000,000	1,996,460

FIXED INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency — 23.7% (continued)

Federal Home Loan Bank 4.125% 3/20/08	$5,000,000	$5,004,645
Federal Home Loan Bank 3.55% 4/15/08	3,095,000	3,070,806
Fannie Mae 4.08% 6/06/08	4,000,000	4,008,784
Freddie Mac 4.0% 4/28/09	240,000	239,887
Freddie Mac 3.25% 7/09/09	1,000,000	975,013
Fannie Mae 4.01% 10/21/09	2,000,000	1,998,008
Federal Home Loan Bank 4.16% 12/08/09	1,500,000	1,495,950
Fannie Mae 4.125% 4/28/10	2,000,000	2,011,552
Freddie Mac 4.125% 6/16/10	1,000,000	1,004,613
Federal Home Loan Bank 3.0% 6/30/10(a)	1,000,000	990,852
Freddie Mac 5.5% 9/15/11	1,000,000	1,077,019
Fannie Mae 5.5% 7/18/12	1,000,000	1,000,998
Fannie Mae 4.375% 7/17/13	2,000,000	1,974,850
Freddie Mac 5.125% 11/07/13	3,000,000	3,011,688
Freddie Mac 5.03% 12/30/13	2,775,000	2,792,802
Freddie Mac 5.0% 11/13/14	3,000,000	3,033,555

		40,159,012

Total U.S. Treasury and Government Agency (Cost $71,010,458)		71,339,214

COMMON STOCKS — 0.1%

Hanover Capital Mortgage Holdings, Inc. (Cost $115,312)	15,000	158,250

SHORT-TERM SECURITIES — 28.9%

Wells Fargo Advantage Government Money Market Fund 3.0%(c)	4,207,075	4,207,075
U.S. Treasury Bills, 2.849% to 3.078%, due 8/11/05 to 9/01/05(b)	$45,000,000	44,805,595

Total Short-Term Securities (Cost $49,013,326)		49,012,670

Total Investments in Securities (Cost $168,123,254)		168,487,611
Other Assets Less Other Liabilities — 0.7%		1,138,526

Net Assets — 100%		$169,626,137

Net Asset Value Per Share		$11.56

*	Non-income producing – issuer in default.
(a)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate disclosed represents rate as of June 30, 2005.
(b)	Interest rates presented for Treasury bills represent the yield to maturity at the date of purchase.
(c)	Rate presented represents the annualized 7-day yield at June 30, 2005.

GOVERNMENT MONEY MARKET FUND
Schedule of Investments in Securities
June 30, 2005
(Unaudited)

	Principal amount or shares	Value

U.S. TREASURY AND GOVERNMENT AGENCY — 106.9%†

U.S. Treasury — 63.5%

U.S. Treasury Bill 3.055% 9/01/05	$12,000,000	$11,938,052
U.S. Treasury Bill 3.041% 9/29/05	10,000,000	9,925,750

		21,863,802

Government Agency — 43.4%

Federal Home Loan Bank Discount Note 3.113% 7/29/05	5,000,000	4,988,119
Federal Home Loan Bank Discount Note 3.219% 9/02/05	10,000,000	9,944,875

		14,932,994

Total U.S. Treasury and Government Agency		36,796,796

SHORT-TERM SECURITIES — 7.4%

Wells Fargo Advantage 100% Treasury Money Market Fund 2.4%(a)	2,566,949	2,566,949

Total Investments in Securities (Cost $39,363,745)		39,363,745
Other Liabilities in Excess of Other Assets — (14.3%)		(4,935,321)

Net Assets — 100%		$34,428,424

Net Asset Value Per Share		$1.00

†	Interest rates presented for Treasury bills and discount notes represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2005.

Note to Schedules of Investments:

Valuation of Investments

Weitz Equity Funds, Balanced Fund and Fixed Income Fund

Investments are carried at value determined using the following valuation methods:

•

Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•

The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•

The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•

The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith under the supervision of the Trust’s Board of Trustees.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The cost of investments is the same for financial reporting and Federal income tax purposes for the Hickory, Balanced and Government Money Market Funds. The cost of investments for Federal income tax purposes for the Value, Partners Value and Fixed Income Funds is $3,367,605,406, $2,068,740,632 and $168,126,069, respectively.

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Hickory	Partners Value	Balanced	Fixed Income

Appreciation	$737,963,770	$39,932,595	$552,338,710	$3,346,618	$952,211
Depreciation	120,696,211	6,150,207	66,292,835	342,218	590,669

Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at June 30, 2005, include the following:

	Value	Hickory	Partners Value	Balanced

Adelphia Communications Corp. CL A	$1,385,020	$—	$1,189,337	$—
Cabela’s, Inc. CL A	—	9,072,000	—	201,600
CBRE Realty Finance, Inc.	20,250,000	6,750,000	—	—

Total cost of illiquid and/or restricted securities	$21,635,020	$15,822,000	$1,189,337	$201,600

Value	$21,239,300	$20,860,416	$649,400	$313,565

Percent of net assets	0.5%	6.0%	0.0%	0.5%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value

Name of Issuer	Number of Shares Held March 31, 2005	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2005	Value June 30, 2005	Dividend Income	Realized Gains/(Losses)

CBRE Realty Finance, Inc.	—	1,350,000	—	1,350,000	$20,250,000	$—	$—
Cenveo, Inc. *	2,601,800	—	(2,601,800)	—	—	—	4,193,845
Redwood Trust, Inc.	2,000,000	—	—	2,000,000	103,200,000	1,400,000	—
Six Flags, Inc.	5,150,000	—	—	5,150,000	23,947,500	—	—

Totals					$147,397,500	$1,400,000	$4,193,845

Hickory

Name of Issuer	Number of Shares Held March 31, 2005	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2005	Value June 30, 2005	Dividend Income	Realized Gains/(Losses)

Imperial Credit Industries, Inc.*	3,435,400	—	3,435,400	—	$—	$—	$(5,138)

Totals					$—	$—	$(5,138)

Partners Value

Name of Issuer	Number of Shares Held March 31, 2005	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2005	Value June 30, 2005	Dividend Income	Realized Gains/(Losses)

Daily Journal Corp.	114,800	1,200	—	116,000	$4,413,800	$—	$—

Totals					$4,413,800	$—	$—

* Company was considered a non-controlled affiliate at March 31, 2005, but as of June 30, 2005, they are no longer a non-controlled affiliate.

While Insight Communications, Inc. (“Insight”), is not an affiliate of the Funds for the purposes of the Investment Company Act of 1940, the Value and Partners Value Funds owns 7.0% and 5.6%, respectively, of the Class A shares of Insight which are included in the beneficial ownership of Insight reported by the Adviser on Schedule 13G filed in accordance with the requirements of Section 13(d) of the Securities Exchange Act of 1934.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:	July 29, 2005